Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, United States of America, MUAH) (Detail) - MUAH [Member] - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
U.S. Basel I [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount			$ 14,246
Tier 1 capital (to risk-weighted assets): Actual amount			12,367
Tier 1 capital (to quarterly average assets): Actual amount	[1]		$ 12,367
Total capital (to risk-weighted assets): Actual ratio			14.74%
Tier 1 capital (to risk-weighted assets): Actual ratio			12.79%
Tier 1 capital (to quarterly average assets): Actual ratio	[1]		11.25%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes			$ 7,733
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes			3,867
Tier 1 capital (to quarterly average assets): Amount for capital adequacy purposes	[1]		$ 4,396
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes			8.00%
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes			4.00%
Tier 1 capital (to quarterly average assets): Ratio for capital adequacy purposes	[1]		4.00%
U.S. Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		$ 14,747
Tier 1 capital (to risk-weighted assets): Actual amount		12,923
Tier 1 capital (to quarterly average assets): Actual amount	[1]	12,923
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		$ 12,920
Total capital (to risk-weighted assets): Actual ratio		15.56%
Tier 1 capital (to risk-weighted assets): Actual ratio		13.64%
Tier 1 capital (to quarterly average assets): Actual ratio	[1]	11.40%
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		13.63%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		$ 7,582
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		5,687
Tier 1 capital (to quarterly average assets): Amount for capital adequacy purposes	[1]	4,535
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		$ 4,265
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		6.00%
Tier 1 capital (to quarterly average assets): Ratio for capital adequacy purposes	[1]	4.00%
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%

[1]	Excludes certain intangible assets.